Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	pimcommport-20160414_SupplementTextBlock

PIMCO Variable Insurance Trust

Supplement Dated April 14, 2016 to the
Administrative Class Prospectus and Institutional Class Prospectus
each dated April 30, 2015, each as supplemented

Disclosure Related to the PIMCO Money Market Portfolio (the "Portfolio")

Effective immediately, the first paragraph of the "Principal Risks" section of the Portfolio's Portfolio Summary in the Prospectuses is deleted in its entirety and replaced with the following:

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio's sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time. The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

In addition, effective immediately, the second sentence of the last paragraph of the "Principal Risks" section of the Portfolio's Portfolio Summary in the Prospectuses is deleted in its entirety.

PIMCO Variable Insurance Trust

Supplement Dated April 14, 2016 to the PIMCO Money Market Portfolio
Administrative Class Prospectus and PIMCO Money Market Portfolio Institutional Class Prospectus,
each dated April 30, 2015, each as supplemented

Disclosure Related to the PIMCO Money Market Portfolio (the "Portfolio")

Effective immediately, the first paragraph of the "Principal Risks" section of the Portfolio's Portfolio Summary in the Prospectuses is deleted in its entirety and replaced with the following:

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio's sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time. The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

In addition, effective immediately, the second sentence of the last paragraph of the "Principal Risks" section of the Portfolio's Portfolio Summary in the Prospectuses is deleted in its entirety.

(PIMCO Money Market Portfolio - Administrative) | (PIMCO Money Market Portfolio)
Prospectus:	rr_ProspectusTable
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio's sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time. The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

(PIMCO Money Market Portfolio - Institutional) | (PIMCO Money Market Portfolio)
Prospectus:	rr_ProspectusTable
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio's sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time. The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are: